Changes in the Group structure - Divestment projects (Details) - USD ($) $ in Millions	Dec. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Divestment projects
Assets		$ 256,762	$ 242,631	$ 230,978
Ichthys LNG project
Divestment projects
Assets		1,077
Liabilities		$ 41
Ichthys LNG project | Signed agreement subject to regulatory approvals
Divestment projects
Interest to be divested (as a percent)	4.00%
Overall consideration	$ 1,600
Total's remaining interest in the asset (as a percent)	26.00%